COST METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2015
Cost Method Investments Disclosure [Abstract]
COST METHOD INVESTMENTS

23.	COST METHOD INVESTMENTS

(in thousands of $)	2015	2014
Golar Partners (see note 13)	196,825	196,825
OLT Offshore LNG Toscana S.p.A ("OLT–O")	7,347	7,347
	204,172	204,172

Our investment in Golar Partners was $196.8 million and relates to our interests in the general partner units and IDR interests which were measured initially at fair value on the deconsolidation date, December 13, 2012 (see note 13). We made further contributions of $5.6 million to Golar Partners in connection with Golar Partners 2013 equity offerings. Dividends received for the year ended December 31, 2015 and 2014 in relation to our investments in Golar Partners' general partner units and IDRs amounted to $11.5 million and $8.3 million, respectively.

OLT-O is an Italian incorporated unlisted company, which is involved in the construction, development, operation and maintenance of an FSRU terminal to be situated off the Livorno coast of Italy. As of December 31, 2015, our investment in OLT-O was $7.3 million, representing 2.7% interest in OLT–O's issued share capital. We received no dividends from our investment in OLT-O for either of the years ended December 31, 2015 and 2014.